CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Beginning Balance - Amount at Dec. 31, 2010			$ 21,000	$ 3,850,809		$ (3,190,797)	$ 681,012
Beginning Balance - Shares at Dec. 31, 2010			21,000,000
Rescission of common shares, Shares			(170,100)
Rescission of common shares, Amount			(170)	(164,830)			(165,000)
Common shares issued as part of merger, Shares			3,200,000
Common shares issued as part of merger, Amount			3,200				3,200
Conversion of convertible notes into Series B preferred shares, Shares	368,411
Conversion of convertible notes into Series B preferred shares, Amount	368			349,632			350,000
Conversion of common shares into Series C preferred shares, Shares		11,307,450	(11,307,450)
Conversion of common shares into Series C preferred shares, Amount		11,307	(11,307)
Issuance of common shares and warrants to settle accrued interest, Amount
Treasury shares acquired for cash, Shares			(884,520)
Treasury shares acquired for cash, Amount			(885)	(760,315)			(761,200)
Stock-based compensation
Net loss						(2,135,573)	(2,135,573)
Ending Balance, Amount at Dec. 31, 2011	368	11,307	11,838	3,275,296		(5,326,370)	(2,027,561)
Ending Balance, Shares at Dec. 31, 2011	368,411	11,307,450	11,837,930
Conversion of all preferred shares into common shares, Shares	(368,411)	(11,307,450)	13,677,274
Conversion of all preferred shares into common shares, Amount	(368)	(11,307)	13,677	3,467,983			3,469,985
Recapitalization, Shares			9,760,000
Recapitalization, Amount			9,760	(30,629)			(20,869)
Conversion of convertible notes into common shares, Shares			5,293,152
Conversion of convertible notes into common shares, Amount			5,293	1,770,532			1,775,825
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Shares			9,920,000
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Amount			9,920	3,015,316			3,025,236
Issuance of common shares and warrants due to price protection, Shares			4,516,917
Issuance of common shares and warrants due to price protection, Amount			4,517	(4,517)
Issuance of common shares and warrants to settle accrued interest, Shares			202,446
Issuance of common shares and warrants to settle accrued interest, Amount			203	70,451			70,654
Treasury shares acquired for cash, Shares			(264,000)
Treasury shares acquired for cash, Amount			(264)	(131,736)	(70,000)		(202,000)
Issuance of common shares for services, Shares			200,000
Issuance of common shares for services, Amount			200	69,800			70,000
Issuance of common shares and warrants for services, Shares			100,000
Issuance of common shares and warrants for services, Amount			100	42,900			43,000
Issuance of stock options to officers to settle accrued payroll				238,562			238,562
Issuance of stock options to officers to settle note payable				22,000			22,000
Stock-based compensation				347,657			347,657
Net loss						(6,010,734)	(6,010,734)
Ending Balance, Amount at Dec. 31, 2012			55,244	12,153,615	(70,000)	(11,337,104)	801,755
Ending Balance, Shares at Dec. 31, 2012			55,243,719
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Shares			1,614,286
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Amount			1,614	517,756			519,370
Issuance of common shares and warrants to settle accrued interest, Amount
Stock-based compensation				117,847			117,847
Net loss						(948,871)	(948,871)
Ending Balance, Amount at Mar. 31, 2013			$ 56,858	$ 12,789,218	$ (70,000)	$ (12,285,975)	$ 490,101
Ending Balance, Shares at Mar. 31, 2013			56,858,005